            [PHOTO OF OWL]


ANNUAL REPORT | DECEMBER 31, 2000




   INVEST WISELY.-Registered Trademark-


    VARIABLE SERIES
-------------------
    MONTGOMERY GROWTH FUND


                THE MONTGOMERY FUNDS-SM-

[OWL LOGO]
THE MONTGOMERY FUNDS-SM-
INVEST WISELY.-Registered Trademark-

                                                          MONTGOMERY
                                                       VARIABLE SERIES
                                                         GROWTH FUND
                                                     Portfolio Highlights

INVESTMENT REVIEW

Q: HOW DID THE FUND PERFORM IN 2000?

A: For the year the Montgomery Variable Series Growth Fund returned -9.06%. In comparison, its primary benchmark, the Standard & Poor's 500 Index, returned -9.11%, and its secondary benchmark, the Russell 1000 Growth Index(3), returned -22.42.

Q: WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

A: The market's volatility made for a difficult year. The Fund's emphasis on growth-oriented companies, particularly in the media and technology sectors, had a negative impact on performance. Among the biggest detractors during the period was the Fund's exposure to media stocks, such as Disney, Viacom and Time Warner. This group suffered as advertising activity dropped in the slower economy and also because of difficult comparisons given last year's level of dot-com spending.

The Fund's overweighting in the technology sector also hurt performance. Many stocks in this group have experienced a sharp pullback as investors question their growth expectations in light of the softening economy and declining corporate capital spending. The Fund's holdings in such leading companies as Intel, Cisco Systems and Microsoft suffered as sentiment toward the group turned increasingly bearish.

Despite overall weakness, however, on a relative basis the Fund benefited from strong stock selection in the tech sector, with standout performers such as Comverse Technology and Qualcomm contributing to returns. Comverse, the leading provider of telecommunications applications and enhanced service platforms, has a strong, accelerating business that has not been affected by slowdowns in telecom spending. Qualcomm was purchased after a difficult and controversial period in its history; the stock's rebound was based on growing acceptance of the company's cellular telephone technology.

The Fund's holdings in the financial and health-care sectors also contributed to performance. Financial companies such as Wells Fargo and Freddie Mac benefited from lower interest rates during the period. Within the health-care sector, holdings such as Merck and Bristol Myers benefited from strong relative earnings growth and a defensive nature in the slowing economic environment.

Q: WHAT IS YOUR OUTLOOK AND STRATEGY?

A: We witnessed an abrupt and painful change in both the U.S. economy and equity markets over the past year. As we enter 2001, the economy is decelerating and waiting for a rescue effort by the central banking system. The U.S. economy may also have the benefit of a tax cut if the Bush administration is able to get it passed.

Meanwhile, it seems likely that the early part of 2001 will be difficult economically. Some economists are even expecting a recession. Because the nature and timing of either monetary or fiscal stimulus is unclear, we enter 2001 with a great deal of uncer-

------------------------------------------------------------------------
                          PORTFOLIO MANAGEMENT
------------------------------------------------------------------------

Andrew Pratt ......................................... Portfolio Manager

------------------------------------------------------------------------
                           FUND PERFORMANCE
------------------------------------------------------------------------
                     Average annual total returns
                    for the period ended 12/31/00
------------------------------------------------------------------------
               MONTGOMERY VARIABLE SERIES: GROWTH FUND

Since inception (2/9/96) ........................................ 13.38%
One year ........................................................(9.06)%
Three years .....................................................  4.18%
------------------------------------------------------------------------

                             S&P 500 INDEX

Since 1/31/96 ..................................................  17.86%
One year ....................................................... (9.11)%
Three years ....................................................  12.26%
------------------------------------------------------------------------

You cannot invest directly in an index.
Past performance is no guarantee of future results.
Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The performance figures provided do not reflect the effect of (i) any securities purchased or sold by the Portfolio after 12/31/00 but they were effective on 12/31/00 or (ii) any purchases or redemptions of Portfolio shares completed after 12/31/00 that were effective on 12/31/00.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT

Variable Series: Growth Fund
July ' 00           $20,775
Aug                 $21,980
Sept                $20,686
Oct                 $20,255
Nov                 $18,465
Dec                 $18,491

Index (S&P 500)(1)
July ' 00        $23,970
Aug              $25,459
Sept             $24,115
Oct              $24,013
Nov              $22,120
Dec              $22,228

Index (Lipper)(2)
July ' 00           $22,810
Aug                 $24,687
Sept                $23,445
Oct                 $22,754
Nov                 $20,308
Dec                 $20,718

(1) The Standard & Poor's 500 Index is composed of 500 widely held common stocks listed on the NYSE, AMEX and OTC markets.

(2)  The Lipper Growth Funds Average consists of 905 funds.

(3) The Russell 1000 Growth Index is a capitalization-weighted total return index that includes the largest companies within the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.


                     Call toll-free 800.572.FUND [3863]                       1

         MONTGOMERY
      VARIABLE SERIES
        GROWTH FUND
    Portfolio Highlights

tainty as to the corporate profit outlook as well. This lack of clarity could make for difficult conditions in the U.S. equity markets early in the year. This could change markedly if the Federal Reserve Board decides to lower interest rates earlier rather than later in the year. Interest rate reductions early on would likely allow investors to look through poor current fundamentals to better conditions in the second half of the year, as the impact of lower rates takes hold. The change in bias from inflation worries to economic concerns at the December 19, 2000, Federal Open Market Committee ("FOMC") meeting, as well as the surprise January 3, 2001, half-point cut in short-term interest rates, hopefully signaled that this is the more likely scenario.

In the meantime the Fund is most heavily weighted in areas of the market that should offer superior performance in the event of a slow-growth environment. We have recently added to our positions in defensive growth companies such as Medtronics, a provider of medical technology products used in the treatment of heart disease, neurological disorders and other illnesses. What is most exciting about Medtronics is its product pipeline and recession-resistant business.

Another company that we believe offers strong earnings growth potential despite a more difficult economic environment is General Electric, a diversified service, technology and manufacturing company with world-class businesses in a number of different growth industries. We are particularly excited about its power systems business, which produces gas turbines used by power plants to produce electricity. Given the state of electricity generation both within and outside of the United States, we expect demand for these turbines to continue to strengthen over the next several years.

More recently, we have been building our exposure in some sectors that have been beaten down, including technology, retail and selected basic materials companies. We are building these weightings carefully, with the knowledge that short-term volatility will likely have an impact on stock performance until the second half of 2001. The continuing objective is to take advantage of market movements while avoiding sectors such as communications services that we do not anticipate to improve fundamentally within our investment horizon. We believe that the fund's positioning and focus on fundamental strength could bring strong performance in 2001.

------------------------------------------------------------------------
                             TOP TEN HOLDINGS
------------------------------------------------------------------------
                  (as a percentage of total net assets)

General Electric Company ........................................  4.4%
Exxon Mobil Corporation .........................................  3.4%
Cisco Systems, Inc. .............................................  3.0%
Pfizer, Inc. ....................................................  2.6%
American International Group, Inc. ..............................  2.6%
Wal-Mart Stores, Inc. ...........................................  2.5%
Merck & Company, Inc. ...........................................  2.4%
Wells Fargo Company..............................................  2.2%
Emerson Electric Company.........................................  2.1%
Citigroup, Inc. .................................................  2.0%
------------------------------------------------------------------------

                            TOP FIVE INDUSTRIES
------------------------------------------------------------------------
                  (as a percentage of total net assets)

Pharmaceuticals: Major .......................................... 12.1%
Integrated Oil ..................................................  5.8%
Industrial Conglomerates ........................................  5.7%
Telecommunications Equipment ....................................  5.4%
Major Banks......................................................  4.8%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

There are risks associated with investing in small-cap companies, which tend to be more volatile and less liquid than stocks of large companies, including the increased risk of price fluctuations

2                    visit www.montgomeryasset.com

                                                              MONTGOMERY
                                                           VARIABLE SERIES
                                                             GROWTH FUND
                                                             Investments
PORTFOLIO INVESTMENTS
December 31, 2000

    SHARES                                       VALUE (NOTE 1)
COMMON STOCKS - 98.4%

AEROSPACE/DEFENSE - 1.3%
     4,100 Boeing Company ...................... $   270,600

AIR FREIGHT/COURIERS - 0.6%
     3,200 FedEx Corporation+ ..................     127,872

ALTERNATIVE POWER GENERATION - 1.1%
     4,100 AES Corporation+ ....................     227,038

ALUMINUM - 1.0%
     6,500 Alcoa, Inc. .........................     217,750

BEVERAGES: NON-ALCOHOLIC - 2.8%
     5,800 Coca-Cola Company ...................     353,437
     4,600 PepsiCo, Inc. .......................     227,988
                                                  ----------
                                                     581,425
BIOTECHNOLOGY - 0.8%
     2,500 Amgen, Inc.+ ........................     159,922
CABLE/SATELLITE TELEVISION - 0.6%
     5,300 General Motors Corporation, Class H+.     121,900
CHEMICALS: MAJOR DIVERSIFIED - 1.0%
     5,850 Dow Chemical Company (The) ..........     214,256
COMPUTER COMMUNICATIONS - 3.0%
    16,600 Cisco Systems, Inc.+ ................     634,950
COMPUTER PERIPHERALS - 1.4%
     4,400 EMC Corporation+ ....................     292,600
COMPUTER PROCESSING HARDWARE - 4.6%
    11,100 Compaq Computer Corporation .........     167,055
     4,800 Hewlett-Packard Company .............     151,500
     3,500 International Business Machines
           Corporation .........................     297,500
     4,700 Palm, Inc.+ .........................     132,922
     7,600 Sun Microsystems, Inc.+ .............     211,612
                                                  ----------
                                                     960,589
DATA PROCESSING SERVICES - 1.6%
     5,400 Automatic Data Processing, Inc. .....     341,888
DEPARTMENT STORES - 0.8%
     2,700 Kohl's Department Stores, Inc.+ .....     164,700
DISCOUNT STORES - 3.8%
     6,800 Costco Wholesale Corporation+ .......     271,787
     9,800 Wal-Mart Stores, Inc. ...............     520,625
                                                  ----------
                                                     792,412
DRUG STORE CHAINS - 1.2%
     4,200 CVS Corporation .....................     251,738
ELECTRICAL PRODUCTS - 2.1%
     5,700 Emerson Electric Company ............     449,231
ELECTRONIC EQUIPMENT/INSTRUMENTS - 0.5%
     2,700 JDS Uniphase Corporation+ ...........     112,388

    SHARES                                       VALUE (NOTE 1)
ELECTRONIC PRODUCTION EQUIPMENT - 0.4%
     2,300 Applied Materials, Inc.+ ............ $    87,831
FINANCE/RENTAL/LEASING - 4.0%
     3,700 Fannie Mae ..........................     320,975
     4,400 Freddie Mac .........................     303,050
     4,000 Providian Financial Corporation .....     230,000
                                                  ----------
                                                     854,025
FINANCIAL CONGLOMERATES - 3.2%
     4,600 American Express Company ............     252,712
     8,300 Citigroup, Inc. .....................     423,819
                                                  ----------
                                                     676,531
FOOD RETAIL - 0.9%
     3,200 Safeway, Inc.+ ......................     200,000
HOME IMPROVEMENT CHAINS - 1.1%
     5,300 Home Depot, Inc. (The) ..............     242,144
HOUSEHOLD/PERSONAL CARE - 2.4%
     3,700 Kimberly Clark Corporation ..........     261,553
     3,000 Procter & Gamble Company (The) ......     235,313
                                                  ----------
                                                     496,866
INDUSTRIAL CONGLOMERATES - 5.7%
    19,400 General Electric Company ............     929,987
     4,800 Tyco International Ltd. .............     266,400
                                                  ----------
                                                   1,196,387
INSURANCE BROKERS/SERVICES - 1.1%
     1,900 Marsh & McLennan Companies ..........     222,300
INTEGRATED OIL - 5.8%
     3,000 Chevron Corporation .................     253,313
     8,200 Exxon Mobil Corporation .............     712,887
     4,000 Texaco, Inc. ........................     248,500
                                                  ----------
                                                   1,214,700
INVESTMENT BANKS/BROKERS - 1.5%
     2,000 Merrill Lynch & Company .............     136,375
     2,400 Morgan Stanley Dean Witter &  Company     190,200
                                                  ----------
                                                     326,575
MAJOR BANKS - 4.8%
     5,300 Bank of New York Company, Inc. (The).     292,494
     1,900 State Street Corporation ............     235,999
     8,500 Wells Fargo Company .................     473,343
                                                  ----------
                                                   1,001,836
MAJOR TELECOMMUNICATIONS - 2.8%
     7,100 SBC Communications, Inc. ............     339,025
     4,900 Verizon Communications ..............     245,613
                                                  ----------
                                                     584,638
MEDIA CONGLOMERATES - 1.9%
     4,000 America Online, Inc.+ ...............     139,200

                                                                              3
The accompanying notes are an integral part of these financial statements.

       MONTGOMERY
    VARIABLE SERIES
      GROWTH FUND
      Investments

    SHARES                                       VALUE (NOTE 1)
COMMON STOCKS - CONTINUED
MEDIA CONGLOMERATES - CONTINUED
     3,400 Viacom, Inc., Class B+ .............. $   158,950
     3,900 Walt Disney Company .................     112,856
                                                  ----------
                                                     411,006
MEDICAL SPECIALTIES - 1.4%
     4,800 Medtronics, Inc. ....................     289,800
MOTOR VEHICLES - 0.7%
     3,050 General Motors Corporation ..........     155,359
MULTI-LINE INSURANCE - 2.6%
     5,550 American International Group, Inc. ..     547,022
OIL & GAS PIPELINES - 2.7%
     4,400 Enron Corporation ...................     365,750
     5,200 Williams Companies, Inc. ............     207,675
                                                  ----------
                                                     573,425
OIL FIELD SERVICES/EQUIPMENT - 1.2%
     3,250 Schlumberger Ltd. ...................     259,797
PACKAGED SOFTWARE - 3.4%
     9,400 Microsoft Corporation+ ..............     408,019
    10,400 Oracle Corporation+ .................     302,250
                                                  ----------
                                                     710,269
PHARMACEUTICALS: MAJOR - 12.1%
     5,200 Bristol-Myers Squibb Company ........     384,475
     2,300 Eli Lilly and Company ...............     214,044
     3,700 Johnson & Johnson ...................     388,731
     5,300 Merck & Company, Inc. ...............     496,212
    12,100 Pfizer, Inc. ........................     556,600
     3,500 Pharmacia Corporation ...............     213,500
     5,200 Schering Plough Corporation .........     295,100
                                                  ----------
                                                   2,548,662
SEMICONDUCTORS - 3.9%
     3,600 Altera Corporation+ .................      94,838
    12,300 Intel Corporation ...................     369,769
     3,800 Micron Technology, Inc.+ ............     134,900
     4,900 Texas Instruments, Inc. .............     232,137
                                                  ----------
                                                     831,644
SPECIALTY TELECOMMUNICATIONS - 1.2%
     8,100 Global Crossing Ltd.+ ...............     115,931
     3,100 Qwest Communications
           International, Inc.+ ................     127,100
                                                  ----------
                                                     243,031
TELECOMMUNICATIONS EQUIPMENT - 5.4%
     3,400 Comverse Technology, Inc.+ ..........     369,431
     2,400 Corning, Inc. .......................     126,750
     2,700 Nokia Oyj, ADR ......................     117,450
     9,400 Nortel Networks Corporation .........     301,388
     2,600 QUALCOMM, Inc.+ .....................     213,606
                                                  ----------
                                                   1,128,625
TOTAL COMMON STOCKS
(Cost $21,602,112) .............................  20,723,732
                                                  ----------

    SHARES                                       VALUE (NOTE 1)
MONEY MARKET FUND - 0.0%@
       453 Chase Vista Federal Money Market
              Fund (Cost $453) ................. $       453
                                                  ----------
TOTAL SECURITIES
(Cost $21,602,565) .............................  20,724,185
                                                  ----------
  PRINCIPAL
    AMOUNT
REPURCHASE AGREEMENT - 3.5%
$  735,000 Agreement with Countrywide,
           Tri-Party, 6.70% dated 12/29/00,
           to be repurchased at $735,410 on
           01/02/01, collateralized by
           $749,700 market value of U.S.
           government and mortgage-backed
           securities, having various
           maturities and interest rates
           (Cost $735,000) .....................     735,000
                                                  ----------
TOTAL INVESTMENTS - 101.9%
(Cost $22,337,565*) ............................  21,459,185

OTHER ASSETS AND LIABILITIES - (1.9)%
(Net) ..........................................    (391,997)
                                                  ----------
NET ASSETS - 100.0% ............................ $21,067,188
                                                  ==========

*  Aggregate cost for Federal tax purposes $22,421,216.
+  Non-income-producing security.
@  Amount represents less than 0.1%.

ABBREVIATIONS
ADR American Depositary Receipt

4
The accompanying notes are an integral part of these financial statements.

                                                        MONTGOMERY
                                                     VARIABLE SERIES
                                                      STATEMENTS OF
                                                  ASSETS AND LIABILITIES
                                                    December 31, 2000

ASSETS:                                                                   GROWTH FUND
--------------------------------------------------------------------------------------
Investments in securities, at value (note 1)
      Securities ......................................................   $20,724,185
      Repurchase agreement ............................................       735,000
                                                                          -----------
Total Investments                                                          21,459,185
Receivables:
      Shares of beneficial interest sold ..............................        24,096
      Dividends .......................................................        11,151
      Expenses absorbed by Manager ....................................         4,917
      Interest ........................................................           413
Other assets ..........................................................         2,694
                                                                          -----------
Total Assets                                                               21,502,456
                                                                          -----------
LIABILITIES:
--------------------------------------------------------------------------------------
Payables:
      Investment securities purchased .................................       238,854
      Shares of beneficial interest redeemed ..........................       139,867
      Management fees (note 2) ........................................        21,382
      Transfer agency and servicing fees ..............................         3,491
      Custodian fees ..................................................         3,453
      Accounting fees .................................................         3,412
      Trustees' fees and expenses (note 2) ............................         1,428
      Other accrued liabilities and expenses ..........................        23,381
                                                                          -----------
Total Liabilities                                                             435,268
                                                                          -----------
Net Assets                                                                $21,067,188

Investments at identified cost ........................................   $22,337,565

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------
Undistributed net investment income ...................................   $    21,665
Accumulated net realized gain on securities sold ......................     1,042,433
Net unrealized depreciation of investments ............................      (878,380)
Shares of beneficial interest .........................................        13,559
Additional paid-in capital ............................................    20,867,911
                                                                          -----------
Net Assets                                                                $21,067,188

NET ASSETS:
--------------------------------------------------------------------------------------
Net Assets                                                                $21,067,188
Number of Fund shares outstanding .....................................     1,355,929
Net asset value, offering and redemption price per share outstanding ..   $     15.54

                                                                              5
The accompanying notes are an integral part of these financial statements.

         MONTGOMERY
       VARIABLE SERIES
  STATEMENTS OF OPERATIONS
      December 31, 2000


NET INVESTMENT INCOME:                                                    GROWTH FUND
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends .............................................................   $   214,027
Interest ..............................................................        93,823
                                                                          -----------
Total Income                                                                  307,850
                                                                          -----------
EXPENSES:
Management fee (note 2) ...............................................       416,197
Legal and audit fees ..................................................        15,352
Amortization of organization expense (note 1) .........................        14,818
Custodian fee .........................................................        14,100
Transfer agency and servicing fees ....................................        11,968
Accounting expenses ...................................................         9,828
Printing fees .........................................................         8,346
Insurance fees ........................................................         3,499
Trustees' fees and expenses (note 2) ..................................         3,164
Interest expense ......................................................         2,594
Registration fees .....................................................         1,098
Other expenses ........................................................        14,507
                                                                          -----------
Total Expenses                                                                515,471
Fees deferred and/or expenses absorbed by Manager (note 2) ............      (229,360)
                                                                          -----------
Net Expenses                                                                  286,111
                                                                          -----------
NET INVESTMENT INCOME                                                          21,739
                                                                          -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
---------------------------------------------------------------------------------------
Net realized gain from securities transactions ........................     1,134,543

Net change in unrealized appreciation/(depreciation) of investments ...    (3,219,361)
                                                                          -----------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                            (2,084,818)
                                                                          -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(2,063,079)
                                                                          -----------

6
The accompanying notes are an integral part of these financial statements.

                                                               MONTGOMERY
                                                             VARIABLE SERIES
                                                              STATEMENTS OF
                                                          CHANGES IN NET ASSETS

                                                                                  GROWTH FUND
-----------------------------------------------------------------------------------------------------
                                                                             YEAR ENDED  YEAR ENDED
                                                                              12/31/00    12/31/99
-----------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
-----------------------------------------------------------------------------------------------------
Net investment income .................................................... $    21,739   $    71,098
Net realized gain from securities transactions ...........................   1,134,543     1,447,036
Net change in unrealized appreciation/(depreciation) of investments ......  (3,219,361)    1,464,366
                                                                           -----------   -----------
Net Increase/(Decrease) in Net Assets Resulting from Operations ..........  (2,063,079)    2,982,500

DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income .................     (72,071)      (11,607)
Distributions to shareholders from net realized gains on investments .....  (1,496,779)     (189,184)
                                                                           -----------   -----------
Total Distributions ......................................................  (1,568,850)     (200,791)

BENEFICIAL INTEREST TRANSACTIONS:
-----------------------------------------------------------------------------------------------------
Net increase from beneficial interest transactions (note 4) ..............   5,050,596     3,415,177
                                                                           -----------   -----------
Net Increase in Net Assets ...............................................   1,418,667     6,196,886

NET ASSETS:
-----------------------------------------------------------------------------------------------------
Beginning of Period ......................................................  19,648,521    13,451,635
End of Period ............................................................ $21,067,188   $19,648,521
Undistributed Net Investment Income ...................................... $    21,665   $    71,997

                                                                              7
The accompanying notes are an integral part of these financial statements.

             MONTGOMERY
          VARIABLE SERIES
        FINANCIAL HIGHLIGHTS

                                                                                            GROWTH FUND
Selected Per-Share Data for the Year or Period Ended:                              FISCAL YEAR ENDED DECEMBER 31,
                                                                         ---------------------------------------------------
                                                                          2000        1999      1998     1997     1996(a)
NET ASSET VALUE - BEGINNING OF PERIOD                                     $18.39     $15.39    $15.09    $12.33    $10.08
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                       0.01       0.06      0.09      0.16      0.15
Net realized and unrealized gain/(loss) on investments                     (1.62)      3.13      0.35      3.35      2.59
----------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from investment            (1.61)      3.19      0.44      3.51      2.74
    operations
----------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                       (0.06)     (0.01)    (0.06)    (0.16)    (0.15)
Distributions from net realized capital gains                              (1.18)     (0.18)    (0.08)    (0.59)    (0.34)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                        (1.24)     (0.19)    (0.14)    (0.75)    (0.49)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD                                           $15.54     $18.39    $15.39    $15.09    $12.33
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                                              (9.06)%    20.79%     2.93%    28.57%    27.22%
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in 000s)                                      $21,067    $19,649   $13,452   $12,597    $2,127
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets                 0.10%      0.46%     0.57%     1.74%     2.55%+
----------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by Manager           $(0.05)    $(0.07)    $0.07     $0.01    $(0.27)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                      155%        77%       57%       53%       78%
----------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest and tax expense                            1.26%      1.26%     1.25%     0.35%     0.01%+
----------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager, including interest and    2.41%      2.25%     1.40%     1.97%     6.98%+
    tax expense
----------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest and tax expense                            1.25%      1.25%     1.25%     0.34%      --
----------------------------------------------------------------------------------------------------------------------------

(a)  Montgomery Variable Series: Growth Fund commenced operations on February 9, 1996.
 *   Total return represents aggregate total return for the periods indicated.
 +   Annualized.


8
The accompanying notes are an integral part of these financial statements.

                                                             THE MONTGOMERY
                                                               FUNDS III
                                                                 NOTES
                                                        to Financial Statements

The Montgomery Funds III (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and was organized as a Delaware business trust on August 24, 1994. As of December 31, 2000, the Trust had two series: the Montgomery Variable Series: Growth Fund and the Montgomery Variable Series:
Emerging Markets Fund. Information presented in these financial statements pertains to the Montgomery Variable Series: Growth Fund (the "Fund"). The Montgomery Variable Series: Emerging Markets Fund is presented under a separate cover.

1. SIGNIFICANT ACCOUNTING POLICIES:
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

a. PORTFOLIO VALUATION
Portfolio securities are valued using current market valuations: either the last reported sale price or, in the case of securities for which there is no reported last sale, the mean between the closing bid and ask prices.

Securities traded on the over-the-counter market or on the Nasdaq national market are valued at the mean between the last available bid and ask prices prior to the time of valuation.

Securities for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with methods authorized by the Trust's Board of Trustees. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

b. REPURCHASE AGREEMENTS
The Fund may engage in repurchase agreements individually or jointly through a joint repurchase account with other series of the Trust and affiliated registered investment companies pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund takes possession of government debt obligations as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell, the obligations at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Fund's Manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements that involve a counterparty and a custodian bank.

c. DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income, if any, are declared and paid at least annually. Distributions of net realized capital gains (including net short-term capital gains) are distributed at least annually. Additional distributions of net investment income and capital gains for the Fund may be made to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital-gain distributions are determined in accordance with income-tax regulations, which may differ from accounting principles accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

There were no book and tax differences for the year ended December 31, 2000. Therefore, no reclassifications of undistributed net income, unrealized capital gains or paid-in capital are necessary.

Permanent book and tax differences, if any, are not included in ending undistributed net investment income/(loss) for the purposes of calculating net investment income/(loss) per share in the Financial Highlights.

d. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis (the date the order to buy or sell is executed). Realized gain and loss from securities transactions are computed on the identified cost basis of the securities sold. Dividend income is recorded on the ex-dividend date. Interest income, including accretion/amortization of premium/discount on short-term investments, is recorded on the accrual basis.

e. FEDERAL INCOME TAXES
The Fund has elected and qualified, and it is the intention of the Fund to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the applicable requirements of the Code and by making distributions of taxable income to shareholders sufficient to relieve the Fund of all or substantially all federal income taxes. Accordingly, no provision for federal income taxes and excise taxes is required.

f. ORGANZATION COSTS
Expenses incurred in connection with the organization of the Fund are amortized on a straight-line basis over a period of five years from commencement of operations.

g. EXPENSES
General expenses of the Trust are allocated to the Fund and other series of the Trust based on relative net assets. Operating expenses

        THE MONTGOMERY
          FUNDS III
            NOTES
   to Financial Statements

directly attributable to the Fund are charged to the Fund's operations.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

a. Montgomery Asset Management, LLC, is the Fund's manager (the "Manager"). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. The Manager is a subsidiary of Commerzbank AG.

Pursuant to the Investment Management Agreement (the "Agreement") between the Manager and the Trust with respect to the Fund, the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under the Agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) at the following annual rates based on the average daily net assets of the Fund:

        First                Next                Over
    $500 Million         $500 Million         $1 Billion
    ------------         ------------         ----------
        1.00%                0.90%               0.80%

For the year ended December 31, 2000, the effective management fee and management fee including effect of fee reduced were 1.83% and 0.82%, respectively.

Under an Operating Expense Agreement with the Trust, the Manager has agreed to reduce some or all of its management fee or absorb Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of any Rule 12b-1 fees, interest, extraordinary expenses or taxes, at or below 1.25% of the average daily net assets of the Fund. Any reductions or absorptions made to the Fund by the Manager are subject to recovery within the following three years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Operating Expense Agreement has a rolling 10-year term extendable for one year at the end of each fiscal year.

The Manager recouped previously deferred fees during the year ended December 31, 2000, of $186,837. This amount has been included with current annual management fees in the Statement of Operations and is part of the effective management fee shown. For the year ended December 31, 2000, the Manager has deferred fees of $229,360 and deferred management fees and absorbed expenses subject to recoupment of $261,780.

b. Montgomery Asset Management, LLC, serves as the Fund's administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. The Administrator does not receive any compensation from the Fund for performing these services other than out-of-pocket expenses.

c. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an affiliated person will receive an annual retainer and quarterly meeting fee totaling $55,000 per annum, as well as reimbursement for expenses, for services as a Trustee of all three Trusts advised by the Manager ($5,000 of which will be allocated to The Montgomery Funds III). As of July 1, 2000, the annual retainer and quarterly fee was increased to $65,000 per annum ($6,000 of which is allocated to The Montgomery Funds III).

3. SECURITIES TRANSACTIONS:

a. The aggregate amounts of purchases and sales of investment securities, other than short-term securities, for the year ended December 31, 2000, were $37,211,839 and $32,562,292, respectively.

b. At December 31, 2000, cost for federal income-tax purposes was $22,421,216. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income-tax purposes were $2,136,698 and $3,098,729 respectively.

c. Under an unsecured Revolving Credit Agreement with Deutsche Bank, New York, the Fund, along with other Funds of The Montgomery Funds, The Montgomery Funds II and The Montgomery Funds III, may, for one year starting August 13, 1999, and ending on November 7, 2000, borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value, provided the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $175,000,000. The Fund pays its pro rata share of the quarterly commitment fee of 0.08% per annum of the unutilized credit line balance. For the one year starting November 8, 2000, the Fund entered into a new unsecured Revolving Credit Agreement with Bank of America, N.A., specifying aggregate funds borrowed not to exceed $150,000,000 and a commitment fee of 0.10% per annum. For the year ended December 31, 2000, there were no borrowings by the Fund under the agreement.

                                                             THE MONTGOMERY
                                                               FUNDS III
                                                                 NOTES
                                                        to Financial Statements

4. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were:

                                              YEAR ENDED 12/31/00            YEAR ENDED 12/31/99
                                             SHARES         AMOUNT           SHARES       AMOUNT
-----------------------------------------------------------------------------------------------------
Sold                                        930,423     $ 17,138,173       1,155,865   $ 19,719,780
Issued as reinvestment of dividends          96,426        1,568,850          11,549        200,791
Redeemed                                   (739,280)     (13,656,427)       (973,289)   (16,505,394)
-----------------------------------------------------------------------------------------------------
Net increase                                287,569     $  5,050,596         194,125   $  3,415,177
-----------------------------------------------------------------------------------------------------

At December 31, 2000, shareholders of the Fund with ownership of 10% or greater included two shareholders, comprising ownership of 67.46% of the aggregate shares outstanding.

5. CAPITAL LOSS CARRYFORWARDS:

Under current tax law, net capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2000, the Fund elected to defer net capital and currency losses of $740,238, occurring between November 1, 2000, and December 31, 2000.

Such deferred losses will be treated as arising on the first day of the fiscal year ending December 31, 2001.

     THE MONTGOMERY
       FUNDS III
      INDEPENDENT
    AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND THE SHAREHOLDERS OF THE MONTGOMERY VARIABLE
SERIES: GROWTH FUND:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Montgomery Variable
Series: Growth Fund (one of the portfolios constituting The Montgomery Funds III, hereafter referred to as the "Fund") at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000, by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 9, 2001

-------------------------------------------------------------------------------

      MONTGOMERY
    VARIABLE SERIES
    TAX INFORMATION

      (Unaudited)

In accordance with the Code, the following Fund is designating the following amount as long-term capital-gain dividends:

Growth Fund...................   $1,082,210

This figure may differ from those cited elsewhere in this report due to differences in the calculation of income and capital gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

This report and the financial statements contained herein are provided for the general information of the shareholders of The Montgomery Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation (FDIC) or any other agency and are subject to investment risk, including the possible loss of principal. Neither The Montgomery Funds nor Montgomery Asset Management is a bank.

For more information on any Montgomery Fund, including charges and expenses, visit our Web site at www.montgomeryfunds.com or call (800) 572-FUND [3863] for a free prospectus. Please read it carefully before you invest.

Funds Distributor, Inc. 2/01

             [OWL LOGO]
     THE MONTGOMERY FUNDS-SM-
INVEST WISELY.-Registered Trademark-
      101 California Street
  San Francisco, CA 94111-9361

    800.572.FUND [3863]
       www.montgomeryasset.com







GUIDED BY DEEP GLOBAL PERSPECTIVE,
      Montgomery is distinguished as an innovative investment management firm. Our seasoned experts are dedicated to the goal of exceptional investment performance through disciplined growth strategies.
   By empowering investors with access to our experience and insight, we help you INVEST WISELY.-Registered Trademark-

                                   [Photo of Owl]

ANNUAL REPORT | DECEMBER 31, 2000


INVEST WISELY.-Registered Trademark-

VARIABLE SERIES
MONTGOMERY EMERGING MARKETS FUND

                 THE MONTGOMERY FUNDS-SM-

[OWL LOGO]

THE MONTGOMERY FUNDS-SM-

INVEST WISELY.-Registered Trademark-

                                                  MONTGOMERY
                                               VARIABLE SERIES
                                            EMERGING MARKETS FUND
                                             Portfolio Highlights


INVESTMENT REVIEW

Q: HOW DID THE FUND PERFORM DURING THE 12 MONTHS ENDED DECEMBER 31, 2000?

A: The Fund returned -28.55% during the period, slightly outperforming its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index, which returned -30.61%.

Q: WHAT MAIN FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

A: The year ended with all emerging markets falling except Israel. Factors that triggered declines included the high price of crude oil, the threat of an economic slowdown in the United States and earnings disappointments from the technology sector. Our strategic over- and underweightings in certain markets and our stock selections helped minimize the effects of the slowdown.

Asian stock markets, with their heavy dependence on oil imports as well as exports to the United States, bore the brunt of these trends. The broad-based slowdown in the U.S. personal computer industry caused stocks across the tech sector to fall, especially semiconductor manufacturers and technology suppliers in Taiwan and South Korea. To compound the situation, both Indonesia and the Philippines experienced political crises.

On a brighter note, however, the larger, domestically oriented economies such as China and India actually outperformed, because of their insulation from the trends affecting the other emerging markets. Latin America too generally outperformed, because the region is less dependent than Asia on technology exports. Although the threat of a U.S. slowdown negatively affected Mexico, which depends heavily on the U.S. economy, higher crude-oil prices were positive for Mexico's oil exports.

Q: WERE THERE ANY PARTICULAR SECTORS OR STOCKS THAT MADE STRONG CONTRIBUTIONS TO THE FUND'S PERFORMANCE OVER THE PAST YEAR?

A: The Fund benefited from our overweight exposure in the platinum industry, which turned in a positive performance as the price of platinum rose. One of our holdings, Anglo-American Platinum, had a total return of 53% during the year. In the same industry, Impala Platinum staged a large return as well.

Other stocks that contributed to returns included Israeli company Check Point Software Technologies, a leader in building computer firewalls. As attacks by hackers and computer viruses became a more visible global threat in 2000, the company performed exceedingly well, rising 127%.

Latin America also generally outperformed. Our overweight position in Brazil, where we held a diversified portfolio of telecom, retail, banking and aerospace companies, helped performance. The Fund's investments in Brazil fell by only 10%, versus a 13% decline in that market during the year. Other relatively positive sectors included energy, which fell by only 2%, versus a 25% contraction last year. In materials and processing, which accounts for 12% of the Fund, our investments' share prices fell by only 7%. In contrast, the industry experienced a 27% decline.

------------------------------------------------
             PORTFOLIO MANAGEMENT
------------------------------------------------

Josephine Jimenez, CFA ... Sr. Portfolio Manager
Frank Chiang .............     Portfolio Manager

------------------------------------------------
               FUND PERFORMANCE
------------------------------------------------
         Average annual total returns
         for the period ended 12/31/00

------------------------------------------------
     MONTGOMERY VARIABLE SERIES: EMERGING
                MARKETS FUND


Since inception (2/2/96) ........        (4.90)%
One year ........................       (28.55)%
Three years .....................        (9.73)%

------------------------------------------------
        MSCI EMERGING MARKETS FREE INDEX

Since 1/31/96...................         (5.57)%
One year........................        (30.61)%
Three years.....................         (4.83)%

------------------------------------------------

You cannot invest directly in an index. Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The performance figures provided do not reflect the effect of (i) any securities purchased or sold by the Portfolio after 12/31/00 but they were effective on 12/31/00 or (ii) any purchases or redemptions of Portfolio shares completed after 12/31/00 that were effective on 12/31/00.

EDGAR REPRESENTATION OF DATA POINTS USED IN A PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT

Variable Series: Emerging Markets
July ' 00            $9,806
Aug                 $10,188
Sept                 $9,091
Oct                  $8,437
Nov                  $7,450
Dec                  $7,812

Benchmark: Emerging Markets Free(1)
July ' 00        $9,644
Aug              $9,692
Sept             $8,845
Oct              $8,204
Nov              $7,487
Dec              $7,668

Index (Lipper)(2)
July ' 00           $10,546
Aug                 $10,764
Sept                 $9,680
Oct                  $8,980
Nov                  $8,117
Dec                  $8,396

(1) The Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged, capitalization-weighted composite index that covers individual securities within the equity markets of approximately 25 emerging markets countries.

(2) The Lipper Emerging Markets Funds Average universe consists of 150 funds.

                Call toll-free 800.572.FUND [3863]
                                                                              1

      MONTGOMERY
   VARIABLE SERIES
EMERGING MARKETS FUND
 Portfolio Highlights




Q: WERE THERE ANY SPECIFIC DISAPPOINTMENTS IN THE FUND?

A: Despite attractive valuations, the semiconductor industry proved disappointing. Global technology industries experienced a pronounced decline in earnings expectations during the period. For example, Samsung Electronics dropped 46%, Taiwan Semiconductor lost 43% and United Microelectronics, another foundry in Taiwan, shed 52%. The sell-off in technology shares spread throughout the telecom and media sectors. That had a significant impact on the large-cap stocks in the emerging markets. As an example, we were disappointed with Matav, a Hungarian telecom company, whose share price declined along with those of other telecom stocks worldwide.

Q: DID YOU MAKE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE 12 MONTHS?

A: We added to India, because its domestically oriented economy insulates it from the trends affecting the other emerging markets. We also reduced our exposure in the tech sector, as companies increasingly issued profit warnings and order rates began to slow. We pursued a more defensive strategy by focusing on interest rate-sensitive stocks in anticipation of declining rates in the United States.

Q: WHERE DO YOU BELIEVE THE BEST OPPORTUNITIES IN THE EMERGING MARKETS WILL BE IN 2001?

A: Emerging markets, as an asset class, are extremely undervalued. The benchmark index is 15% below its 1997 year-end mark. Share valuations do not reflect companies' underlying earnings and cash-flow growth potential. In addition, unlike the slowdown expected in the developed economies, emerging markets are expected to post an economic growth of 5% in real terms in 2001, similar to the growth achieved last year.


We are convinced that due to a liquidity wave, large-cap stocks in the emerging markets will perform well in the coming year. Share prices have become very inexpensive, and we expect that this asset class will regain investment popularity. With that in mind, we will be adding to the most attractive large-cap stocks in Taiwan and Korea, two large markets in which we have less than market-neutral exposures. We continue to like the logic chip manufacturers in Taiwan and are maintaining an overweight exposure in that sector.

We favor Russia on the basis of stock valuation. And if oil prices increase as lower interest rates stimulate global economies, the Russian market would benefit.

In summary, although we have taken a defensive posture to reduce exposure to economies that could be affected by a U.S. slowdown during the first half of the year, we are confident that growth will resume in the second half as interest rates decline. We have positioned the Fund's investments in interest rate-sensitive stocks and have selectively maintained our exposure to tech and telecom.

Our sector exposure is neutral in technology and overweighted in finance, telecom, energy and materials processing (due to our positive stance on aluminum and continued favorable outlook on platinum and palladium). We are overweighting the markets where we see the best investment opportunities.

We are optimistic about emerging markets performance in the coming year due to a strong relative economic growth outlook, declining interest rates and attractive valuations that should support a much delayed stock market recovery. We will continue to seek out undervalued stocks in emerging markets that offer strong long-term potential.

------------------------------------------------
                TOP TEN HOLDINGS
------------------------------------------------
(as a percentage of total net assets)

Alpha Credit Bank.........................  3.4%
Telefonos de Mexico S.A., ADR.............  3.1%
Reliance Industries Ltd...................  2.9%
Petroleo Brasileiro S.A...................  2.9%
Korea Electric Power Corporation..........  2.8%
Grupo Financiero Banamex Accival S.A.
de C.V., Series B-Banacci ................  2.8%
Check Point Software Technologies Ltd. ...  2.6%
Mobile Telesystems, Sponsored ADR.........  2.5%
Fomento Economico Mexicano S.A. de
C.V., Sponsored ADR ......................  2.5%
Uniao de Bancos Brasilieros de
Aeronautica S.A., Sponsored GDR ..........  2.4%

------------------------------------------------
             TOP FIVE COUNTRIES
------------------------------------------------
(as a percentage of total net assets)

Brazil ....................................18.2%
Mexico ....................................14.0%
India ..................................... 9.6%
China/Hong Kong............................ 9.4%
Korea...................................... 6.8%



Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

There are risks associated with investing in a fund of this type that invests in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.




2                        visit www.montgomeryasset.com

                                                  MONTGOMERY
                                               VARIABLE SERIES
                                            EMERGING MARKETS FUND
                                                 Investments

PORTFOLIO INVESTMENTS
December 31, 2000

SHARES                                               VALUE (NOTE 1)

COMMON STOCKS - 91.5%

ARGENTINA - 1.5%
     50,400  Grupo Financiero Galicia S.A., ADR+
             (Regional Banks) .......................... $     752,850
     49,200  Perez Companc S.A., Sponsored ADR+                768,750
             (Oil & Gas Production) ....................    ----------
                                                             1,521,600
BRAZIL - 14.0%
     42,300  Aracruz Celulose S.A., ADR (Pulp & Paper)         631,856
 27,400,000  Companhia Siderurgica Nacional
             (Metal Fabrication)........................       872,585
     48,700  Embraer - Empresa Brasileria de
             Aeronautica S.A., Sponsored ADR
             (Aerospace/Defense)........................     1,935,825
     70,300  Embratel Participacoes, ADR
             (Specialty Telecommunications).............     1,102,831
     45,500  Pao de Acucar, ADR (Food Retail)...........     1,660,750
    116,800  Petroleo Brasileiro S.A. (Integrated Oil)..     2,905,026
     27,100  Tele Celular Sul Participacoes S.A.
             (Wireless Telecommunications)..............       707,987
    122,900  Tele Centro Oeste Celular Participacoes
             S.A., ADR (Wireless Telecommunications)....     1,190,594
     26,100  Telesp Celular Participacoes S.A., ADR
             (Wireless Telecommunications)..............       704,700
     82,200  Uniao de Bancos Brasileiros de Aeronautica
             S.A., Sponsored GDR (Regional Banks).......     2,419,762
                                                            -----------
                                                            14,131,916

CHINA/HONG KONG - 9.4%
  2,073,000  China Merchants Holdings International
             Company Ltd. (Industrial Specialties)......     1,501,654
     39,000  China Mobile (Hong Kong) Ltd.+
             (Wireless Telecommunications)..............       213,008
     65,600  China Mobile (Hong Kong) Ltd., ADR+
             (Wireless Telecommunications)..............     1,779,400
    606,000  China Unicom Ltd.+
             (Major Telecommunications).................       928,459
    183,000  Hong Kong Land Holdings Ltd.
             (Real Estate Development)..................       406,260
     92,800  HSBC Holdings PLC
             (Financial Conglomerates)..................     1,374,207
  4,672,000  PetroChina Company Ltd., Class H
             (Integrated Oil)...........................       778,696
    111,000  Sun Hung Kai Properties Ltd.
             (Real Estate Development)..................     1,106,485
    193,000  Swire Pacific Ltd., Class A
             (Industrial Conglomerates).................     1,391,880
                                                           -----------
                                                             9,480,049

SHARES                                                 VALUE (NOTE 1)

CZECH REPUBLIC - 2.3%
     32,410  Ceske Radiokomunikace, GDR+
             (Specialty Telecommunications).............   $ 1,093,837
     50,000  Komercni Banka A.S. (Regional Banks)+......     1,202,610
                                                           -----------
                                                             2,296,447
EGYPT - 1.1%
     32,600  Al-Ahram Beverages Company, GDR+
             (Beverages: Alcoholic).....................       419,725
     50,600  Al-Ahram Beverages Company, GDR+ \++
             (Beverages: Alcoholic).....................       651,475
                                                           -----------
                                                             1,071,200

GREECE - 4.5%
     99,901  Alpha Credit Bank (Regional Banks).........     3,453,973
    127,800  Cosmote S.A.+
             (Wireless Telecommunications)..............     1,042,144
                                                            ----------
                                                             4,496,117

HUNGARY - 0.3%
     71,800  Magyar Tavkozlesi Rt.
             (Major Telecommunications).................       298,642
INDIA  9.6%
     73,680  Hindalco Industries Ltd. (Aluminum)........     1,164,469
     47,600  Hindalco Industries Ltd., Sponsored GDR
            (Aluminum)\++................................      865,130
    336,775  Hindustan Lever Ltd.
             (Household/Personal Care)..................     1,488,722
     15,000  Infosys Technologies Ltd.
             (Package Software).........................     1,833,403
     10,470  NIIT Ltd.+
             (Package Software).........................       356,693
     59,100  Ranbaxy Laboratories Ltd.
            (Pharmaceuticals: Other) ...................       851,050
    400,660  Reliance Industries Ltd.
             (Chemicals: Specialty).....................     2,909,677
      4,800  Wipro Ltd., ADR+
             (Information Technology Services)..........       240,600
                                                           -----------
                                                             9,709,744
INDONESIA - 0.4%
  1,809,500  PT Telekomunikasi Indonesia+
             (Specialty Telecommunications).............       383,408

ISRAEL - 3.7%
    103,700  Bezeq Israeli Telecommunication
             Corporation Ltd.
             (Major Telecommunications)..................      556,520
     19,300  Check Point Software Technologies Ltd.+
             (Package Software)..........................    2,578,360

                                                                             3
The accompanying notes are an integral part of these financial statements.

      MONTGOMERY
   VARIABLE SERIES
EMERGING MARKETS FUND
     Investments

SHARES                                                 VALUE (NOTE 1)

COMMON STOCKS - CONTINUED
ISRAEL - CONTINUED

     16,275  Orbotech Ltd.+
             (Electronic Production Equipment)              $  606,752
                                                           -----------
                                                             3,741,632
KOREA - 6.8%
     73,829  Kookmin Bank (Major Banks).................       869,607

    152,890  Korea Electric Power Corporation
             (Electric Utilities).......................     2,852,335

     16,800  Korea Telecom Corporation, Sponsored
             ADR (Major Telecommunications).............       520,800

     30,000  Pohang Iron & Steel Company,
             Sponsored ADR (Steel)......................       466,875

     16,866  Samsung Electronics
             (Electronic Equipment/Instruments).........     2,106,583
                                                           -----------
                                                             6,816,200
MALAYSIA - 0.8%
    482,000  Resorts World Berhad
             (Hotels/Resorts/Cruiselines)...............       767,395

MEXICO - 14.0%
    127,000  Apasco S.A. de C.V.
             (Construction Materials)...................       587,932

     32,100  Cemex S.A. de C.V., Sponsored ADR
             (Construction Materials)...................       579,806

    710,000  Controladora Comercial Mexicana S.A. de
             C.V. (Department Stores)...................       701,691

    136,975  Corporacion Interamericana de
             Entretenimento S.A., Series B
             (Advertising/Marketing Services)...........       562,862

     83,000  Fomento Economico Mexicano S.A. de
             C.V., Sponsored ADR
             (Beverages: Non-Alcoholic).................     2,479,625

  1,720,000  Grupo Financiero Banamex Accival S.A. de
             C.V., Series B-Banacci+
             (Regional Banks)...........................     2,827,152

     25,400  Grupo Televisa S.A., GDR+
             (Broadcasting).............................     1,141,413

     68,200  Telefonos de Mexico S.A., ADR
             (Major Telecommunications).................     3,077,525

  1,105,000  Wal-Mart de Mexico S.A. de C.V.+
             (Specialty Stores).........................     2,195,631
                                                           -----------
                                                            14,153,637
PERU - 0.7%
     46,900  Compania de Minas Buenaventura S.A.,
             ADR (Precious Metals)......................       680,050

POLAND  2.3%
     61,300  Elektrim Spolka Akcyjna S.A.+
             (Wholesale Distributors)...................       750,582

     62,500  KGHM Polska Miedz S.A.+
             (Other Metals/Minerals)....................       390,199

    174,500  Telekomunikacja Polska S.A.
             (Major Telecommunications).................     1,165,445
                                                           -----------
                                                             2,306,226

SHARES                                                 VALUE (NOTE 1)

RUSSIA - 3.5%
     26,900  Lukoil Holding Company, Sponsored ADR
             (Integrated Oil)........................... $     968,400

    105,500  Mobile Telesystems, Sponsored ADR+
             (Wireless Telecommunications)..............     2,532,000
                                                           -----------
                                                             3,500,400
SOUTH AFRICA - 6.6%
  1,014,300  African Bank Investments Ltd.+
             (Regional Banks)...........................       717,128

     47,600  Anglo American Platinum
             Corporation Ltd. (Precious Metals).........     2,221,795

    153,100  Billiton PLC (Aluminum)....................       576,629

     28,300  Impala Platinum Holdings Ltd.
             (Precious Metals)..........................     1,442,114

     99,510  Sappi Ltd. (Pulp & Paper)..................       711,443

    156,100  Sasol Ltd. (Coal)..........................     1,009,792
                                                           -----------
                                                             6,678,901
TAIWAN - 6.0%
    491,000  Cathay Life Insurance Company Ltd.
             (Life/Health Insurance)....................       859,843

    782,246  Taiwan Semiconductor Manufacturing
             Company Ltd.+
             (Electronic Production Equipment)..........     1,877,674

  1,542,800  United Microelectronics Corporation Ltd.
             (Semiconductors)...........................     2,240,600

  2,505,560  Yang Ming Marine Transport
             (Marine Shipping)..........................     1,032,636
                                                           -----------
                                                             6,010,753
THAILAND - 0.5%
      4,500  Advanced Info Service
             Public Company Ltd.+
             (Wireless Telecommunications).............         43,548

    220,500  Hana Microelectronics Public
             Company Ltd.+
             (Electronic Components)....................       452,178
                                                           -----------
                                                               495,726
TURKEY - 3.1%
 20,415,500  Arcelik A.S. (Electronics/Appliances)......       350,259

  5,150,000  Migros Turk T.A.S. (Food Retail)...........       660,749

412,213,775  Yapi Ve Kredi Bankasi S.A.+
             (Regional Banks)...........................     2,121,643
                                                           -----------
                                                             3,132,651

VENEZUELA - 0.4%
     22,800  Compania Anonima Nacional Telefonos de
             Venezuela, ADR
             (Major Telecommunications).................       431,775

TOTAL COMMON STOCKS
(Cost $101,675,023)  ...................................    92,104,469
                                                           -----------

4

The accompanying notes are an integral part of these financial statements.

                                                  MONTGOMERY
                                               VARIABLE SERIES
                                            EMERGING MARKETS FUND
                                                 Investments

SHARES                                               VALUE (NOTE 1)

PREFERRED STOCKS  5.7%

BRAZIL - 4.2%
  1,327,000  Itausa Investimentos Itau
             (Industrial Conglomerates).................  $  1,313,390

 97,568,141  Tele Norte Leste Participacoes S.A.
             (Specialty Telecommunications).............     2,101,468

          8  Telesp Participacoes S.A.
             (Other Telephone/Communication)............            -

     32,500  Vale do Rio Doce, Series A+
             (Other Metals/Minerals)....................       791,333

     20,000  Vale do Rio Doce, Series B+
             (Other Metals/Minerals)....................            -
                                                           -----------
                                                             4,206,191
THAILAND  1.5%
 3,163,700  Siam Commercial Bank Public Company Ltd.+
            (Regional Banks)...........................      1,567,271

TOTAL PREFERRED STOCKS
(Cost $5,421,544)......................................      5,773,462
                                                           -----------
TOTAL SECURITIES
(Cost $107,096,567)......................................   97,877,931
                                                           -----------
PRINCIPAL AMOUNT                                      VALUE (NOTE 1)

REPURCHASE AGREEMENT - 3.7%

 $3,761,000  Agreement with Countrywide, Tri-Party,
             6.70% dated 12/29/00, to be repurchased at
             $3,763,100 on 01/02/01, collateralized by
             $3,836,220 market value of U.S.
             government and mortgage-backed
             securities, having various maturities and
             interest rates
             (Cost $3,761,000).......................... $   3,761,000
                                                          ------------
TOTAL INVESTMENTS - 100.9%
(Cost $110,857,567*).....................................  101,638,931

OTHER ASSETS AND LIABILITIES - (0.9)%
(Net)...................................................      (908,773)
                                                          ------------
NET ASSETS - 100.0%                                      $ 100,730,158
                                                          ============

*  Aggregate cost for Federal tax purposes $112,251,246.
+  Non-income-producing security.
\++ 144A  Security. Certain conditions for public sale may exist.


ABBREVIATIONS
ADR  American Depositary Receipt
GDR  Global Depositary Receipt

                                                                             5
The accompanying notes are an integral part of these financial statements.

                                                              MONTGOMERY
                                                          VARIABLE SERIES
                                                            STATEMENTS OF
                                                        ASSETS AND LIABILITIES
                                                          December 31, 2000

ASSETS:                                                                                        EMERGING MARKETS FUND
--------------------------------------------------------------------------------------------------------------------

Investments in securities, at value (note 1)
      Securities ..........................................................................         $ 97,877,931
      Repurchase agreement ................................................................            3,761,000
                                                                                                    -------------
Total Investments                                                                                    101,638,931
Foreign currency, at value (Cost $17,014) (note 1).........................................               15,240
Receivables:
      Investment securities sold ..........................................................            1,172,935
      Dividends ...........................................................................              129,217
      Shares of beneficial interest sold ..................................................               11,804
      Interest ............................................................................                2,297
Other assets...............................................................................                3,663
                                                                                                   -------------
Total Assets                                                                                         102,974,087
                                                                                                   -------------

LIABILITIES:
--------------------------------------------------------------------------------------------------------------------
Forward foreign-currency exchange contracts:
      Net unrealized depreciation of forward foreign-currency exchange contracts (note 3)..                  431
Payables:
      Shares of beneficial interest redeemed...............................................            1,611,961
      Cash overdrafts payable to custodian.................................................              237,614
      Investment securities purchased......................................................              160,267
      Management fees (note 2).............................................................              107,198
      Custodian fees.......................................................................               58,392
      Accounting fees......................................................................               21,085
      Transfer agency and servicing fees...................................................                3,769
      Trustees' fees and expenses (note 2).................................................                3,183
      Other accrued liabilities and expenses...............................................               40,029
                                                                                                    -------------
Total Liabilities                                                                                      2,243,929
                                                                                                    -------------
NET ASSETS                                                                                          $100,730,158
Investments at identified cost............................................................          $110,857,567


NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss............................................................         $   (105,341)
Accumulated net realized loss on securities sold, forward foreign-currency exchange
     contracts and foreign-currency transactions...........................................          (33,086,069)
    Net unrealized depreciation of investments, forward foreign-currency exchange contracts
    and foreign-currency transactions......................................................           (9,221,470)
    Shares of beneficial interest..........................................................              129,788
Additional paid-in capital.................................................................          143,013,250
                                                                                                    -------------
Net Assets                                                                                          $100,730,158

NET ASSETS:
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                          $100,730,158
Number of Fund shares outstanding.........................................................            12,978,814
Net asset value, offering and redemption price per share outstanding......................          $       7.76


The accompanying notes are an integral part of these financial statements.

         MONTGOMERY
      VARIABLE SERIES
  STATEMENTS OF OPERATIONS
Year Ended December 31, 2000

NET INVESTMENT INCOME:                                                                         EMERGING MARKETS FUND
--------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $78,033)....................................    $   1,611,073
Interest...................................................................................          359,961
                                                                                                  ----------
Total Income                                                                                       1,971,034
                                                                                                  ----------
EXPENSES:
Management fee (note 2)....................................................................        1,680,436
Tax expense................................................................................          294,105
Custodian fee..............................................................................          229,576
Accounting expenses........................................................................           66,455
Interest expense...........................................................................           35,815
Legal and audit fees.......................................................................           28,050
Printing fees..............................................................................           22,139
Transfer agency and servicing fees.........................................................           18,583
Trustees' fees and expenses (note 2).......................................................           14,108
Amortization of organization costs (note 1)................................................           13,445
Registration fees..........................................................................            4,039
Other expenses.............................................................................           25,391
                                                                                                  -----------
Total Expenses                                                                                     2,432,142
                                                                                                  -----------
NET INVESTMENT LOSS                                                                                 (461,108)
                                                                                                  -----------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------------------------------------------
Net realized gain/(loss) from:
      Securities transactions...............................................................       6,950,860
      Foreign-currency transactions and forward foreign-currency exchange contracts.........        (654,881)
                                                                                                 ------------
Net Realized Gain on Investments                                                                   6,295,979

Net change in unrealized appreciation/(depreciation) of:
      Securities.............................................................................    (46,966,839)
      Foreign-currency transactions and forward foreign-currency exchange contracts..........          4,138
Net Change in Unrealized Depreciation of Investments                                             (46,962,701)
                                                                                                -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                                  (40,666,722)
                                                                                                -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $(41,127,830)
                                                                                                -------------

The accompanying notes are an integral part of these financial statements.    7

      MONTGOMERY
   VARIABLE SERIES
    STATEMENTS OF
CHANGES IN NET ASSETS

                                                                                                  EMERGING MARKETS FUND
----------------------------------------------------------------------------------------------------------------------------
                                                                                                 YEAR ENDED      YEAR ENDED
                                                                                                  12/31/00        12/31/99
----------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) ..............................................................    $              $
                                                                                                    (461,108)      191,260
Net realized gain/(loss) on securities transactions, forward foreign-currency exchange
    contracts, foreign-currency transactions and other net assets .........................        6,295,979    (2,302,535)
Net change in unrealized appreciation/(depreciation) of securities, forward foreign-currency
    exchange contracts, foreign-currency transactions and other net assets ................      (46,962,701    51,823,541)
Net Increase/(Decrease) in Net Assets Resulting from Operations ...........................   --------------    ------------
                                                                                                 (41,127,830    49,712,266)

DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income ..................................                -       (13,165)

BENEFICIAL INTEREST TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------
Net increase from beneficial interest transactions (note 4)................................       10,661,414     9,174,950
                                                                                              --------------    ------------
Net Increase/(Decrease) in Net Assets......................................................      (30,466,416)   58,874,051

NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
Beginning of Period........................................................................      131,196,574    72,322,523
End of Period..............................................................................     $100,730,158  $131,196,574
Undistributed Net Investment Loss                                                                  $(105,341)    $(151,372)

8   The accompanying notes are an integral part of these financial statements.

                                                            MONTGOMERY
                                                         VARIABLE SERIES
                                                       FINANCIAL HIGHLIGHTS

                                                                                       EMERGING MARKETS FUND
Selected Per-Share Data for the Year or Period Ended:                             FISCAL YEAR ENDED DECEMBER 31,
                                                                     ----------------------------------------------------
                                                                       2000        1999       1998      1997     1996(a)
NET ASSET VALUE - BEGINNING OF PERIOD                                $10.86       $6.59     $10.57    $10.65    $10.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                          (0.03)       0.02       0.01      0.02      0.03
Net realized and unrealized gain/(loss) on investments                (3.07)       4.25      (3.98)    (0.08)     0.65
-------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from investment
    operations                                                        (3.10)       4.27      (3.97)    (0.06)     0.68
-------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                      -       (0.00)@    (0.01)    (0.02)    (0.03)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD                                       $7.76      $10.86      $6.59    $10.57    $10.65
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                                        (28.55)%     64.81%    (37.53)%   (0.58)%    6.79%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in 000s)                                $100,730    $131,197    $72,323  $114,837   $26,966
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets           (0.34)%      0.20%      0.67%     0.63%     0.81%+
-------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by Manager      $(0.03)      $0.02      $0.01     $0.02    $(0.01)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 103%        124%      112%       71%        43%
-------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest and tax expense                       1.81%       1.65%     1.80%     1.76%      1.45%+
-------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager, including interest   1.81%       1.65%       -       1.81%      2.47%+
    and tax expense
-------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest and tax expense                       1.56%       1.62%      1.75%    1.75%      1.44%+
-------------------------------------------------------------------------------------------------------------------------

(a) Montgomery Variable Series: Emerging Markets Fund commenced operations on February 2, 1996.
*   Total return represents aggregate total return for the periods indicated.
+   Annualized.
@   Amount represents less than $0.01.

The accompanying notes are an integral part of these financial statements.     9

     THE MONTGOMERY
       FUNDS III
         NOTES
to Financial Statements



The Montgomery Funds III (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and was organized as a Delaware business trust on August 24, 1994. As of December 31, 2000, the Trust had two series: the Montgomery Variable Series: Growth Fund and the Montgomery Variable Series:
Emerging Markets Fund. Information presented in these financial statements pertains to the Montgomery Variable Series: Emerging Markets Fund (the "Fund"). The Montgomery Variable Series: Growth Fund is presented under a separate cover.

1. SIGNIFICANT ACCOUNTING POLICIES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

a. PORTFOLIO VALUATION

Portfolio securities are valued using current market valuations: either the last reported sale price or, in the case of securities for which there is no reported last sale, the mean between the closing bid and ask prices.

Portfolio securities that are traded primarily on foreign securities exchanges or for which market quotations are readily available are generally valued at the last reported sale price on the respective exchanges or markets; except that when an occurrence subsequent to the time that a value was so established is likely to have changed said value, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. Securities traded on the over- the-counter market or on the Nasdaq national market are valued at the mean between the last available bid and ask prices prior to the time of valuation.

Securities for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with methods authorized by the Trust's Board of Trustees. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

b. FORWARD FOREIGN-CURRENCY EXCHANGE CONTRACTS

The Fund typically does not hedge against movements in currency exchange rates. However, in certain limited circumstances, the Fund may engage in forward foreign-currency exchange contracts ("forward contracts") as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies. A forward contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies, and unrealized gain/(loss) is recorded daily. Unrealized gains and losses that represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net unrealized gain/(loss) from foreign-currency-related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

c. FOREIGN CURRENCY

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the date of the respective transactions.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign-currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized gain/(loss) and unrealized appreciation/(depreciation) from investments.

d. REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreements individually or jointly through a joint repurchase account with other series of the Trust and affiliated registered investment companies pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund takes possession of government debt obligations as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell, the obligations at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Fund's Manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements that involve a counterparty and a custodian bank.

e. DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income, if any, are declared and paid at least annually. Distributions of net realized capital gains (including net short-term capital gains) are distributed at least

                                                              THE MONTGOMERY
                                                                 FUNDS III
                                                                   NOTES
                                                        to Financial Statements


annually. Additional distributions of net investment income and capital gains for the Fund may be made to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital-gain distributions are determined in accordance with income-tax regulations, which may differ from generally accepted accounting principles accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Permanent book and tax differences incurred during the year ended December 31, 2000, resulting in reclassification of $507,139 to increase undistributed net investment income, $166,898 to increase accumulated net realized gain and $674,037 to decrease paid-in capital.

Permanent book and tax differences, if any, are not included in ending undistributed net investment income/(loss) for the purposes of calculating net investment income/(loss) per share in the Financial Highlights.

f. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis (the date the order to buy or sell is executed). Realized gain and loss from securities transactions are computed on the identified cost basis of the securities sold. Dividend income is recorded on the ex- dividend date. Dividend income on foreign securities is recorded as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion/amortization of premium/discount on short-term investments, is recognized on the accrual basis.

g. FEDERAL INCOME TAXES
The Fund has elected and qualified, and it is the intention of the Fund to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the applicable require- ments of the Code and by making distributions of taxable income to shareholders sufficient to relieve the Fund of all or substantially all federal income taxes and excise taxes. Accordingly, no provision for federal income taxes is required.

The Fund may be subject to foreign taxes on income, gains on investment or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based on their current interpretation of existing tax rules and regulations in the markets in which they invest.

h. ORGANIZATION COSTS
Expenses incurred in connection with the organization of the Fund are amortized on a straight-line basis over a period of five years from commencement of operations.

i. EXPENSES
General expenses of the Trust are allocated to the Fund and other series of the Trust based on relative net assets. Operating expenses directly attributable to the Fund are charged to the Fund's operations.

2. MANAGEMENT FEES AND OTHER
TRANSACTIONS WITH AFFILIATES:

a. Montgomery Asset Management, LLC, is the Fund's manager (the "Manager"). The Manager, a Delaware limited liability com- pany, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. The Manager is a subsidiary of Commerzbank AG.

Pursuant to the Investment Management Agreement (the "Agreement") between the Manager and the Trust with respect to the Fund, the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under the Agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) at the following annual rates based on the average daily net assets of the Fund:

               First $250 Million      Over $250 Million
              -------------------      -----------------
                       1.25%                   1.00%

For the year ended December 31, 2000, the effective management fee and management fee including effect of fee reduced was 1.25%.

Under an Operating Expense Agreement with the Trust, the Manager has agreed to reduce some or all of its management fee or absorb Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of any Rule 12b-1 fees, interest, extraordinary expenses or taxes, at or below 1.75% of the average daily net assets of the Fund. Any reductions or absorptions made to the Fund by the Manager are subject to recovery within the following three years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Operating Expense Agreement has a rolling 10-year term extendable for one year at the end of each fiscal year.

The Manager has not deferred or recouped any management fees during the year ended December 31, 2000. No recoupable balance is outstanding.

b. Montgomery Asset Management, LLC, serves as the Fund's administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. The Administrator does not receive any compensation from the Fund for performing these services other than out-of- pocket expenses.

c. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an affiliated person receives an annual retainer and quarterly meeting fee totaling $55,000 per annum, as well as reimbursement for expenses, for services as Trustee of all three Trusts advised by the Manager ($5,000 of which is allocated to The Montgomery Funds III). As of July 1, 2000, the annual retainer and quarterly fee was increased to $65,000 per annum ($6,000 of which is allocated to The Montgomery Funds III).

    THE MONTGOMERY
      FUNDS III
        NOTES
to Financial Statements


3. SECURITIES TRANSACTIONS:

a. The aggregate amounts of purchases and sales of investment securities, other than short-term securities, for the year ended December 31, 2000, were $141,701,274 and $129,955,754, respectively.

b. At December 31, 2000, cost for federal income-tax purposes was $112,251,246. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income-tax purposes were $7,189,793 and $17,802,108, respectively. C. Under an unsecured Revolving Credit Agreement with Deutsche Bank, New York, the Fund, along with other Funds of The Mont-gomery Funds, The Montgomery Funds II and The Montgomery Funds III, may, for one year starting August 13, 1999, and ending on November 7, 2000, borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value, provided the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $175,000,000. The Fund pays its pro rata share of the quarterly commitment fee of 0.08% per annum of the unutilized credit line balance. For the one year starting November 8, 2000, the Fund entered into a new unsecured Revolving Credit Agreement with Bank of America, N.A., specifying aggregate funds borrowed not to exceed $150,000,000 and a commitment fee of 0.10% per annum. For the year ended December 31, 2000, borrowings by the Fund under the agreement were as follows:

   Amount Outstanding      Average Amount           Maximum            Average       Average Shares       Average Debt
      at 12/31/00            Outstanding       Debt Outstanding     Interest Rate                           per Share
----------------------------------------------------------------------------------------------------------------------------
        ---                $263,934           $5,300,000           6.79%             13,564,314         $0.02


The average amount outstanding during the year was calculated by totaling borrowings at the end of each day and dividing the sum by the number of days in the year ended December 31, 2000.

D. The schedule of forward foreign-currency exchange contracts at December 31, 2000, was as follows:

     Foreign-Currency                        Settlement        In Exchange for ($US)               Net Unrealized
         Amount                                 Date                                                Appreciation/
                                                                                                    (Depreciation)
--------------------------------------------------------------------------------------------------------------------------
  Forward Foreign-Currency Exchange
        Contracts to Receive
     81,773            Thai Baht              01/03/01           $ 3,548,969                        $ (1,517)

  Forward Foreign-Currency Exchange
        Contracts to Deliver
     592,481           South African Rand      01/02/01          $    78,298                        $   (160)
     2,916,737         Thai Baht               01/03/01               67,206                           1,246
                                                                 -----------                        ---------
                                                                 $   145,504                        $  1,086
                                                                 ===========                        =========
                       Net Unrealized Depreciation                                                  $   (431)
                                                                                                    =========

4. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the years indicated below were:



                                                                    YEAR ENDED 12/31/00            YEAR ENDED 12/31/99
                                                                 SHARES            AMOUNT          SHARES        AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold                                                            22,020,412         216,074,822     18,681,262    153,220,187
Issued as reinvestment of dividends                                     --                  --          1,330         13,165
Redeemed                                                       (21,119,644)       (205,413,408)   (17,584,895)  (144,058,402)
----------------------------------------------------------------------------------------------------------------------------
Net increase                                                       900,768         $10,661,414      1,097,697     $9,174,950
----------------------------------------------------------------------------------------------------------------------------


At December 31, 2000, shareholders of the Fund with ownership of 10% or greater included one shareholder, comprising ownership of 90.87% of the aggregate shares outstanding.

                                                              THE MONTGOMERY
                                                                 FUNDS III
                                                                   NOTES
                                                        to Financial Statements


5. FOREIGN SECURITIES:

The Fund purchases securities in emerging markets countries. Securities of foreign companies and foreign governments involve risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include, among others, revaluation of currencies, less-reliable information about issuers, different securities transactions clearance and settlement practices, and potential future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

6. CAPITAL LOSS CARRYFORWARDS:

At December 31, 2000, the Fund had available for federal income- tax purposes unused capital losses of $21,330,323 expiring in 2006 and $6,669,748 expiring in 2007.

Under current tax law, net capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2000, the Fund elected to defer net capital and currency losses of $3,692,319 and $105,341, respectively, occurring between November 1, 2000, and December 31, 2000.

Such deferred losses will be treated as arising on the first day of the fiscal year ending December 31, 2001.

     THE MONTGOMERY
       FUNDS III
      INDEPENDENT
    AUDITORS' REPORT


TO THE BOARD OF TRUSTEES AND THE SHAREHOLDERS OF THE MONTGOMERY VARIABLE
SERIES: EMERGING MARKETS FUND:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Montgomery Variable
Series: Emerging Markets Fund (one of the portfolios constituting The Montgomery Funds III, hereafter referred to as the "Fund") at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000, by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 9, 2001

This report and the financial statements contained herein are provided for the general information of the shareholders of The Montgomery Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation (FDIC) or any other agency and are subject to investment risk, including the possible loss of principal. Neither The Montgomery Funds nor Montgomery Asset Management is a bank.

For more information on any Montgomery Fund, including charges and expenses, visit our Web site at www.montgomeryfunds.com or call (800) 572-FUND [3863] for a free prospectus. Please read it carefully before you invest.

Funds Distributor, Inc. 2/01

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San Francisco, CA 94111-9361

800.572.FUND [3863]

www.montgomeryasset.com

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